Summary of Information About Stock Options Outstanding (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Stock Option Activity [Line Items]
Options outstanding, Number of Options	2,313,526	3,614,530
Options outstanding, Weighted average remaining life (years)	7 years 10 months 13 days	6 years 8 months 1 day
Options outstanding, Aggregate intrinsic value	$ 2,845	$ 6,889
Options exercisable, Number of Options	808,633	1,008,031
Options exercisable, Weighted average remaining life (years)	6 years 5 months 5 days	5 years 10 months 28 days
Options exerciseable, Aggregate intrinsic value	2,471	5,082
$0.38
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 0.38	$ 0.38
Options outstanding, Number of Options	57,264	145,406
Options outstanding, Weighted average remaining life (years)	8 years 26 days	9 years 26 days
Options outstanding, Aggregate intrinsic value	385	978
Options exercisable, Number of Options	57,264	145,406
Options exercisable, Weighted average remaining life (years)	8 years 26 days	9 years 26 days
Options exerciseable, Aggregate intrinsic value	385	978
$1.34
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 1.34	$ 1.34
Options outstanding, Number of Options	106,777	257,680
Options outstanding, Weighted average remaining life (years)	3 years 1 month 6 days	4 years 1 month 6 days
Options outstanding, Aggregate intrinsic value	617	1,489
Options exercisable, Number of Options	106,777	257,680
Options exercisable, Weighted average remaining life (years)	3 years 1 month 6 days	4 years 1 month 6 days
Options exerciseable, Aggregate intrinsic value	617	1,489
$1.92
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 1.92	$ 1.92
Options outstanding, Number of Options	23,143	23,143
Options outstanding, Weighted average remaining life (years)	4 years 3 months	5 years 3 months 4 days
Options outstanding, Aggregate intrinsic value	120	120
Options exercisable, Number of Options	23,143	23,143
Options exercisable, Weighted average remaining life (years)	4 years 3 months	5 years 3 months 4 days
Options exerciseable, Aggregate intrinsic value	120	120
$2.74
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 2.74	$ 2.74
Options outstanding, Number of Options	186,286	312,572
Options outstanding, Weighted average remaining life (years)	4 years 7 months 13 days	5 years 6 months 15 days
Options outstanding, Aggregate intrinsic value	815	1,368
Options exercisable, Number of Options	186,286	307,572
Options exercisable, Weighted average remaining life (years)	4 years 7 months 13 days	5 years 6 months 15 days
Options exerciseable, Aggregate intrinsic value	815	1,346
$3.29
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 3.29	$ 3.29
Options outstanding, Number of Options	183,442	564,286
Options outstanding, Weighted average remaining life (years)	6 years 9 months 7 days	7 years 6 months
Options outstanding, Aggregate intrinsic value	703	2,163
Options exercisable, Number of Options	126,014	212,929
Options exercisable, Weighted average remaining life (years)	6 years 8 months 19 days	7 years 4 months 6 days
Options exerciseable, Aggregate intrinsic value	483	816
$5.91
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 5.91	$ 5.91
Options outstanding, Number of Options	169,857	363,142
Options outstanding, Weighted average remaining life (years)	7 years 7 months 21 days	8 years 4 months 28 days
Options outstanding, Aggregate intrinsic value	205	438
Options exercisable, Number of Options	42,571
Options exercisable, Weighted average remaining life (years)	7 years 7 months 2 days
Options exerciseable, Aggregate intrinsic value	51
$7.12
Schedule Of Stock Option Activity [Line Items]
Exercise price	$ 7.12	$ 7.12
Options outstanding, Number of Options	1,586,757	1,887,000
Options outstanding, Weighted average remaining life (years)	8 years 9 months 7 days	6 years 6 months 29 days
Options outstanding, Aggregate intrinsic value
Options exercisable, Number of Options	266,578
Options exercisable, Weighted average remaining life (years)	8 years 6 months 11 days
Options exerciseable, Aggregate intrinsic value
$1.68
Schedule Of Stock Option Activity [Line Items]
Exercise price		$ 1.68
Options outstanding, Number of Options		58,286
Options outstanding, Weighted average remaining life (years)		2 years 10 months 2 days
Options outstanding, Aggregate intrinsic value		317
Options exercisable, Number of Options		58,286
Options exercisable, Weighted average remaining life (years)		2 years 10 months 2 days
Options exerciseable, Aggregate intrinsic value		317
$1.96
Schedule Of Stock Option Activity [Line Items]
Exercise price		$ 1.96
Options outstanding, Number of Options		3,015
Options outstanding, Weighted average remaining life (years)		9 years 26 days
Options outstanding, Aggregate intrinsic value		16
Options exercisable, Number of Options		3,015
Options exercisable, Weighted average remaining life (years)		9 years 26 days
Options exerciseable, Aggregate intrinsic value		$ 16